8. SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 18, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock repurchased, value
Stock Redemption Agreement
Common stock repurchased, shares	14,000,000
Common stock repurchased, value	$ 1